CURRENT AND DEFERRED TAXES - Schedule of income tax (expense)/benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CURRENT AND DEFERRED TAXES (Details) - Schedule of income tax (expense)/benefit [Line Items]
Current tax (expense) benefit	$ (26,263)	$ (12,659)	$ (14,064)
Total current tax (expense) benefit	(26,263)	(12,852)	(14,064)
Foreign Deferred tax (expense) benefit, for tax losses compensation	243	17,492	0
Total deferred income tax	9,774	(2,090)	5,150
Income tax (expense)/benefit	(16,489)	(14,942)	(8,914)
Foreign
CURRENT AND DEFERRED TAXES (Details) - Schedule of income tax (expense)/benefit [Line Items]
Current tax (expense) benefit	(54,190)	(10,410)	19,573
Total deferred income tax	5,553	(10,780)	(532)
Domestic
CURRENT AND DEFERRED TAXES (Details) - Schedule of income tax (expense)/benefit [Line Items]
Current tax (expense) benefit	27,927	(2,442)	(33,637)
Total deferred income tax	$ 3,978	$ (8,802)	$ 5,682